Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), and Citigroup Global Markets Inc., Wells Fargo Securities, LLC, Wells Fargo Bank, National Association, Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, BMO Capital Markets Corp., Bank of Montreal, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BLP Commercial Mortgage Trust 2023-IND, Commercial Mortgage Pass-Through Certificates, Series 2023-IND securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 30 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of February 9, 2023.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on February 3, 2023 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2023-IND Accounting Tape Final.xlsx (provided on February 3, 2023).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.

●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.

●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.

●	The phrase “Loan Agreement” refers to a draft loan agreement.

●	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.

●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From January 5, 2023 through February 3, 2023, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

February 3, 2023

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BLP 2023-IND	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	NOI Bridge Category	Underwriting File	None
7	Address	Appraisal Report	None
8	City	Appraisal Report	None
9	County	Appraisal Report	None
10	State	Appraisal Report	None
11	Zip	Appraisal Report	None
12	Market	Underwriting File	None
13	Year Built	Appraisal Report	None
14	Year Renovated	Appraisal Report	None
15	Avg. Clear Height	Underwriting File	None
16	Total NRA	Underwriting File	None
17	Unit of Measure	Appraisal Report	None
18	Leased (%)	Underwriting File	None
19	Leased (%) Date	Underwriting File	None
20	Coverage Ratio	Underwriting File	None
21	Office % of NRA	Underwriting File	None
22	# of tenants	Underwriting File	None
23	WA Lease Expiration Date	Recalculation	None
24	WA Lease Term Remaining	Recalculation	None
25	Ownership Interest	None - Company Provided	None
26	Mortgage Loan Cut-off Date Balance	Loan Agreement	None
27	Mortgage Loan Cut-off Date Balance per SF	Recalculation	None
28	% of Mortgage Loan Cut-off Date Balance	Recalculation	None
29	Mortgage Loan Maturity Date Balance	Recalculation	None
30	Individual Appraised Value Date	Appraisal Report	None
31	Aggregate Appraised Value	Appraisal Report	None
32	Aggregate Appraised Value per SF	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BLP 2023-IND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
33	Engineering Report Provider	Engineering Report	None
34	Engineering Report Date	Engineering Report	None
35	Environmental Report Provider	Environmental Report	None
36	Environmental Report Date	Environmental Report	None
37	Phase II Required?	Environmental Report	None
38	Seismic Zone	Seismic Report, Engineering Report	None
39	PML %	Seismic Report	None
40	Origination Date	None - Company Provided	None
41	Assumed One-month Term SOFR	None - Company Provided	None
42	Assumed Mortgage Loan Spread	None - Company Provided	None
43	Term SOFR Cap	None - Company Provided	None
44	Mortgage Loan Interest Rate at Term SOFR Cap	Recalculation	None
45	Term SOFR Lookback days	Loan Agreement	None
46	Term SOFR Cap Expiration Date	None - Company Provided	None
47	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
48	Amort Type	Loan Agreement	None
49	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
50	Annual Mortgage Loan Debt Service Payment	Recalculation	None
51	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
52	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
53	Grace Period	Loan Agreement	None
54	First Loan Payment Date	Loan Agreement	None
55	Seasoning	Recalculation	None
56	Original Term to Maturity (Months)	Recalculation	None
57	Remaining Term to Maturity (Months)	Recalculation	None
58	Original Amortization Term (Months)	Not Applicable*	None
59	Remaining Amortization Term (Months)	Not Applicable*	None
60	Original IO Term (Months)	Recalculation	None
61	Remaining IO Term (Months)	Recalculation	None
62	Initial Maturity Date	Loan Agreement	None
63	Floating Rate Component Extensions	Loan Agreement	None
64	Fully Extended Maturity Date	Loan Agreement	None
65	Lockbox	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BLP 2023-IND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
66	Cash Management Type	Loan Agreement	None
67	Cash Management Trigger	Loan Agreement	None
68	Administrative Fee Rate (%)	Administrative Fee Schedule	None
69	Floating Rate Component Prepayment Provision	Loan Agreement	None
70	Partial Release Allowed?	Loan Agreement	None
71	Property Release Description	Loan Agreement	None
72	Mortgage Loan Cut-off Date LTV (Aggregate Values)	Recalculation	None
73	Mortgage Loan Balloon LTV (Aggregate Values)	Recalculation	None
74	Mortgage Loan UW NOI Debt Yield	Recalculation	None
75	Mortgage Loan UW NCF Debt Yield	Recalculation	None
76	Mortgage Loan UW NOI DSCR	Recalculation	None
77	Mortgage Loan UW NCF DSCR	Recalculation	None
78	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
79	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
80	Initial Tax Escrow	Loan Agreement	None
81	Ongoing Tax Escrow Monthly	Loan Agreement	None
82	Tax Escrow Springing Conditions	Loan Agreement	None
83	Initial Insurance Escrow	Loan Agreement	None
84	Ongoing Insurance Escrow Monthly	Loan Agreement	None
85	Insurance Escrow Springing Conditions	Loan Agreement	None
86	Initial Immediate Repairs Escrow	Loan Agreement	None
87	Initial CapEx Escrow	Loan Agreement	None
88	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
89	Cap Ex Escrow Springing Conditions	Loan Agreement	None
90	Initial TI/LC Escrow	Loan Agreement	None
91	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
92	TI/LC Escrow Springing Conditions	Loan Agreement	None
93	Letter of Credit	Loan Agreement	None
94	Letter of Credit Description	Loan Agreement	None
95	Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
96	Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BLP 2023-IND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
97	Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
98	Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
99	Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
100	Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
101	2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
102	2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
103	2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
104	2nd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
105	2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
106	2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
107	3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
108	3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
109	3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
110	3rd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
111	3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
112	3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
113	Base Rent Sponsor Yr 1	Underwriting File	$1.00
114	Base Rent Sponsor Yr 3	Underwriting File	$1.00
115	Base Rent Sponsor Yr 5	Underwriting File	$1.00
116	Base Rent UW (In-Place)	Underwriting File	$1.00
117	Potential Income from Vacant Space Sponsor Yr 1	Underwriting File	$1.00
118	Potential Income from Vacant Space Sponsor Yr 3	Underwriting File	$1.00
119	Potential Income from Vacant Space Sponsor Yr 5	Underwriting File	$1.00
120	Potential Income from Vacant Space UW (In-Place)	Underwriting File	$1.00
121	Straight-Lined Rent Steps Sponsor Yr 1	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BLP 2023-IND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
122	Straight-Lined Rent Steps Sponsor Yr 3	Underwriting File	$1.00
123	Straight-Lined Rent Steps Sponsor Yr 5	Underwriting File	$1.00
124	Straight-Lined Rent Steps UW (In-Place)	Underwriting File	$1.00
125	Rent Steps Sponsor Yr 1	Underwriting File	$1.00
126	Rent Steps Sponsor Yr 3	Underwriting File	$1.00
127	Rent Steps Sponsor Yr 5	Underwriting File	$1.00
128	Rent Steps UW (In-Place)	Underwriting File	$1.00
129	Recoveries Sponsor Yr 1	Underwriting File	$1.00
130	Recoveries Sponsor Yr 3	Underwriting File	$1.00
131	Recoveries Sponsor Yr 5	Underwriting File	$1.00
132	Recoveries UW (In-Place)	Underwriting File	$1.00
133	Gross Potential Rent Sponsor Yr 1	Underwriting File	$1.00
134	Gross Potential Rent Sponsor Yr 3	Underwriting File	$1.00
135	Gross Potential Rent Sponsor Yr 5	Underwriting File	$1.00
136	Gross Potential Rent UW (In-Place)	Underwriting File	$1.00
137	Economic Vacancy & Credit Loss Sponsor Yr 1	Underwriting File	$1.00
138	Economic Vacancy & Credit Loss Sponsor Yr 3	Underwriting File	$1.00
139	Economic Vacancy & Credit Loss Sponsor Yr 5	Underwriting File	$1.00
140	Economic Vacancy & Credit Loss UW (In-Place)	Underwriting File	$1.00
141	Effective Gross Income Sponsor Yr 1	Underwriting File	$1.00
142	Effective Gross Income Sponsor Yr 3	Underwriting File	$1.00
143	Effective Gross Income Sponsor Yr 5	Underwriting File	$1.00
144	Effective Gross Income UW (In-Place)	Underwriting File	$1.00
145	Management Fee Sponsor Yr 1	Underwriting File	$1.00
146	Management Fee Sponsor Yr 3	Underwriting File	$1.00
147	Management Fee Sponsor Yr 5	Underwriting File	$1.00
148	Management Fee UW (In-Place)	Underwriting File	$1.00
149	CAM Sponsor Yr 1	Underwriting File	$1.00
150	CAM Sponsor Yr 3	Underwriting File	$1.00
151	CAM Sponsor Yr 5	Underwriting File	$1.00
152	CAM UW (In-Place)	Underwriting File	$1.00
153	Real Estate Taxes Sponsor Yr 1	Underwriting File	$1.00
154	Real Estate Taxes Sponsor Yr 3	Underwriting File	$1.00
155	Real Estate Taxes Sponsor Yr 5	Underwriting File	$1.00
156	Real Estate Taxes UW (In-Place)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BLP 2023-IND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
157	Insurance Sponsor Yr 1	Underwriting File	$1.00
158	Insurance Sponsor Yr 3	Underwriting File	$1.00
159	Insurance Sponsor Yr 5	Underwriting File	$1.00
160	Insurance UW (In-Place)	Underwriting File	$1.00
161	Total Operating Expenses Sponsor Yr 1	Underwriting File	$1.00
162	Total Operating Expenses Sponsor Yr 3	Underwriting File	$1.00
163	Total Operating Expenses Sponsor Yr 5	Underwriting File	$1.00
164	Total Operating Expenses UW (In-Place)	Underwriting File	$1.00
165	Net Operating Income Sponsor Yr 1	Underwriting File	$1.00
166	Net Operating Income Sponsor Yr 3	Underwriting File	$1.00
167	Net Operating Income Sponsor Yr 5	Underwriting File	$1.00
168	Net Operating Income UW (In-Place)	Underwriting File	$1.00
169	Tenant Improvements and Leasing Commissions Sponsor Yr 1	Underwriting File	$1.00
170	Tenant Improvements and Leasing Commissions Sponsor Yr 3	Underwriting File	$1.00
171	Tenant Improvements and Leasing Commissions Sponsor Yr 5	Underwriting File	$1.00
172	Tenant Improvements and Leasing Commissions UW (In-Place)	Underwriting File	$1.00
173	Replacement Reserves Sponsor Yr 1	Underwriting File	$1.00
174	Replacement Reserves Sponsor Yr 3	Underwriting File	$1.00
175	Replacement Reserves Sponsor Yr 5	Underwriting File	$1.00
176	Replacement Reserves UW (In-Place)	Underwriting File	$1.00
177	Net Cash Flow Sponsor Yr 1	Underwriting File	$1.00
178	Net Cash Flow Sponsor Yr 3	Underwriting File	$1.00
179	Net Cash Flow Sponsor Yr 5	Underwriting File	$1.00
180	Net Cash Flow UW (In-Place)	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BLP 2023-IND	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
23	WA Lease Expiration Date	A computation from the Underwriting File in which the lease expiration date for each tenant at each property was multiplied by the corresponding UW Base Rent from the Underwriting File. Such amounts were summed and then divided by the aggregate UW Base Rent of the respective property.
24	WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective WA Lease Expiration Date and (ii) 365.
27	Mortgage Loan Cut-off Date Balance per SF	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Total NRA.
28	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) the aggregate Mortgage Loan Cut-off Date Balance of the Collateral.
29	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Cut-off Date Balance.
32	Aggregate Appraised Value per SF	Quotient of (i) Individual As-Is Appraised Value and (ii) Total NRA.
44	Mortgage Loan Interest Rate at Term SOFR Cap	Sum of (i) the Term SOFR Cap and (ii) the Assumed Mortgage Loan Spread.
49	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
50	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) sum of (a) Assumed One-month Term SOFR and (b) Assumed Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
51	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
52	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) Mortgage Loan Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
55	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
56	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
57	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
60	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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BLP 2023-IND	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
61	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
72	Mortgage Loan Cut-off Date LTV (Aggregate Values)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) aggregate Individual As-Is Appraised Value.
73	Mortgage Loan Balloon LTV (Aggregate Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
74	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Cut-off Date Balance.
75	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Cut-off Date Balance.
76	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment.
77	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment.
78	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
79	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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